Shareholders' equity and share-based payments - Tax effects of other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pre-tax amount
Actuarial gains and losses	$ 20	$ (114)	$ 574
Change in fair value of investments in equity instruments	144	(11)	112
Currency translation adjustment generated by the parent company	(4,163)	2,573	(4,976)
Sub-total items not potentially reclassifiable to profit & loss	(3,999)	2,448	(4,290)
Currency translation adjustment	2,759	(3,277)	1,734
Cash flow hedge	3,119	2,898	(5,452)
Variation of foreign currency basis spread	(32)	(11)	65
Share of other comprehensive income of equity affiliates, net amount	(246)	(208)	3,497
Other	1	(2)	(16)
Sub-total items potentially reclassifiable to profit & loss	5,601	(600)	(172)
Total other comprehensive income	1,602	1,848	(4,462)
Tax effect
Actuarial gains and losses	76	(10)	(106)
Change in fair value of investments in equity instruments	(30)	(1)	10
Sub-total items not potentially reclassifiable to profit and loss	46	(11)	(96)
Cash flow hedge	(822)	(733)	1,466
Variation of foreign currency basis spread	8	3	(17)
Sub-total items potential reclassifiable to profit and loss	(814)	(730)	1,449
Total other comprehensive income	(768)	(741)	1,353
Net amount
Actuarial gains and losses	96	(124)	468
Change in fair value of investments in equity instruments	114	(12)	122
Currency translation adjustment generated by the parent company	(4,163)	2,573	(4,976)
Items not potentially reclassifiable to profit and loss	(3,953)	2,437	(4,386)
Currency translation adjustment	2,759	(3,277)	1,734
Cash flow hedge	2,297	2,165	(3,986)
Variation of foreign currency basis spread	(24)	(8)	48
Share of other comprehensive income of equity affiliates, net amount	(246)	(208)	3,497
Other	1	(2)	(16)
Items potentially reclassifiable to profit and loss	4,787	(1,330)	1,277
Total other comprehensive income (net amount)	$ 834	$ 1,107	$ (3,109)